Loan Receivables, Net (Tables)	6 Months Ended
Sep. 30, 2025
Loan Receivables, Net [Abstract]
Schedule of Loan Receivables, Net
	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Loan to a third party	-	-
Less: allowance for expected credit losses	-	-
Total	-	-

Schedule of Allowance for Expected Credit Losses for Loan Receivables

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	-	410
Reversal	-	(410)
Ending balance	-	-